Reserves (Tables)	9 Months Ended
Sep. 30, 2025
Reserves [Abstract]
Schedule of Reserves
	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Bargain purchase accounted as merger reserve in equity from acquisition of CL Technologies (International) Sdn Bhd	2,263,143	2,263,143	537,615
Bargain purchase accounted as merger reserve in equity from acquisition of Sagtec Group Sdn Bhd	1,017,245	1,017,245	241,649
	3,280,388	3,280,388	779,264